Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Fitz-Gerald Must Have Portfolio® ETF (Ticker: FITZ)

Fitz-Gerald Must Have Portfolio® and Options Overlay ETF (Ticker: FIZY)

(each a “Fund”)

listed on NYSE Arca, Inc.

May 27, 2026

Supplement to the Prospectus

and Statement of Additional Information (“SAI”),

each dated April 28, 2026

Effective immediately, all references to each Fund’s website address in the Prospectus and SAI are changed to: nicholasx.com.

Please retain this Supplement for future reference.